[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

July 19, 2019

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Guggenheim Credit Allocation Fund’s Registration Statement on Form N-2 (File No. 811-22715)

Ladies and Gentlemen:

On behalf of Guggenheim Credit Allocation Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (File No. 811-22715) (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

The Registration Statement is being filed as a replacement shelf registration statement to the Fund’s current registration statement, filed on August 17, 2016 (File Nos. 333-198646 and 811-22715) (the “Prior Registration Statement”), in accordance with Rule 415(a)(5) and Rule 415(a)(6).
A registration fee of $121.20 has been transmitted prior to filing.
On behalf of the Fund, we hereby request selective review of the Registration Statement in accordance with SEC Release No. 33-6510 (February 15, 1984). The disclosure included in the Registration Statement is identical to that included in the Prior Registration Statement, other than certain non-material changes.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure